Exhibit 99.1
Servicer’s Certificate
Drive 2007-3

Distribution Date	12/17/2007
Period No	2
Collection Period:	11/1/2007 - 11/30/07

I. Funds Available for Distribution
Scheduled Principal Payments Received	3,119,203.14
Partial and Full Prepayments Received	2,079,345.85
Interest Payments Received	9,042,909.54
Interest Deposit for Repurchased Receivables	13,306.52
Other Amounts Received	10,543.37
Proceeds on Defaulted Receivables Prior to Charge Off	487,861.63
Recoveries on Previously Charged Off Receivables	6,730.79
Less Netted Expenses	3,729.75
Net Swap Receipts	0.00
Swap Termination Account	0.00
Repurchased Receivables	726,687.55
Interest on Collections Account	15,989.26
Interest and Other for Prefunding Account	0.00
Amounts Withdrawn from Reserve Account	0.00
Amounts Withdrawn from Capitalized Interest Account	0.00
Proceeds of Insurance Policy	0.00
Excess Reserve Funds	0.00
Total Funds Available		15,498,847.90

II. Principal
Beginning Original Pool Contracts	566,763,772.27
Beginning Prefunded Accounts Added	0.00
Beginning Principal Balance Total		566,763,772.27
Principal Portion of Scheduled Payments	3,119,203.14
Principal Portion of Prepayments (partial and full)	2,079,345.85
Principal Portion of Repurchased Receivables	726,687.55
Principal Balance of Charged Off Receivables	687,852.72
Aggregate Amount of Cram Down Loss	61,839.47
Principal Distributable Amount	6,674,928.73
Ending Principal Balance		560,088,843.54

III. Distribution
1. Indenture Trustee Fee	4,250.73
2. Trust Collateral Agent	5,469.15
3. Owner Trustee Fee	291.67
4. Servicer or Successor Servicing Fee	1,416,909.43
5. Net Swap Payments Due Counterparty	35,449.32
6. Class A Interest and Net Swap Payment Interest Carryover Amounts
a. Class A1 Interest	345,901.61
b. Class A2-A Interest	112,916.67
c. Class A2-B Interest	513,252.16
d. Class A3 Interest	537,483.33
e. Class A4-A Interest	230,000.00
f. Class A4-B Interest	556,108.30
7. Note Insurer Fee	78,520.00
8. Class A Principal Distributable and Principal Carryover Amounts
a. Class A1 Principal Distributable Amount	5,840,562.64
b. Class A2-A Principal Distributable Amount	0.00
c. Class A2-B Principal Distributable Amount	0.00
d. Class A3 Principal Distributable Amount	0.00
d. Class A4-A Principal Distributable Amount	0.00
d. Class A4-B Principal Distributable Amount	0.00
9. Class A Insurer Reimbursement Obligations	0.00
10. Trigger Event Distributable Amounts	0.00
11. Reserve Fund to its Required Level	5,821,732.89
12. Swap Termination Payments	0.00
13. Trigger Event Distributable Amounts from Reserve Account	0.00
14. Distribution to Residual Interest Holder	0.00
Total Distribution Amount		15,498,847.90

Servicer’s Certificate
Drive 2007-3

Distribution Date	12/17/2007
Period No	2
Collection Period:	11/1/2007 - 11/30/2007

IV. Balance

Original Pool Total	571,428,600.72
Beginning Pool Total	566,763,772.27
Ending Pool Total	560,088,843.54

Original Note Total	500,000,000.00
Beginning Note Total	495,918,275.11
Ending Note Total	490,077,712.47

Class A1 Original Balance	77,000,000.00
Class A1 Beginning Balance	72,918,275.11
Class A1 Ending Balance	67,077,712.47

Class A2-A Original Balance	25,000,000.00
Class A2-A Beginning Balance	25,000,000.00
Class A2-A Ending Balance	25,000,000.00

Class A2-B Original Balance	111,000,000.00
Class A2-B Beginning Balance	111,000,000.00
Class A2-B Ending Balance	111,000,000.00

Class A1 Pool Factor	0.87114
Class A2-A Pool Factor	1.00000
Class A2-B Pool Factor	1.00000
Class A3 Pool Factor	1.00000
Class A4-A Pool Factor	1.00000
Class A4-B Pool Factor	1.00000

Class A3 Original Balance	119,000,000.00
Class A3 Beginning Balance	119,000,000.00
Class A3 Ending Balance	119,000,000.00

Class A4-A Original Balance	50,000,000.00
Class A4-A Beginning Balance	50,000,000.00
Class A4-A Ending Balance	50,000,000.00

Class A4-B Original Balance	118,000,000.00
Class A4-B Beginning Balance	118,000,000.00
Class A4-B Ending Balance	118,000,000.00

Note Insurer Reimbursement	0.00

V. Pool Information
	Beginning of Period	End of Period
Pool Balance	566,763,772.27	560,088,843.54
Wtd Avg Coupon	20.85%	20.85%
Wtd Avg Original Term	65.59	65.60
Wtd Avg Remaining Term	62.84	62.04
# Contracts	32,705	32,490
Account to Collector Ratio*	632	581

*	Includes outsourced FTE

VI. Delinquency Information
	Contract Count	Principal Balance	Pool Balance %
31- 60 Days Delinquent	3,211	56,489,372.01	10.09%
61- 90 Days Delinquent	1,101	19,648,306.46	3.51%
91- 120 Days Delinquent	8	133,295.64	0.02%
Defaulted Receivables	1,120	19,678,506.47	3.51%

Servicer’s Certificate
Drive 2007-3

Distribution Date	12/17/2007
Period No	2
Collection Period:	11/1/2007 - 11/30/2007

VII. Repossession Inventory

Repossessed Inventory — Beginning Current Period	23		429,106.58
Vehicles Repossessed in Current Period	141		2,659,303.31
Repossessed Vehicles Sold in Current Period	11		225,200.10
Repossessed Vehicles Reinstated in Current Period	4		70,701.05
Repossessed Vehicle Adjustment in Current Period	2		34,533.90
Repossessed Inventory — End of Collection Period	147		2,757,974.84

VIII. Loss / Recovery Information (Realized Losses)

Net Charged-Off Receivables in Current Period		268,674.84
Recoveries on Previously Charged-Off Receivables		6,730.79
Expenses		0.00
Net Losses in Current Period		261,944.05
Cum. Net Losses to Date		379,383.09
Cum. Net Loss to (% of Pool)		0.07
Extension Count		5.00
Extension Balance		94,289.85
Modified Cumulative Net Loss		10,317,329.07
Modified Cumulative Net Loss to (% of Pool)		1.81

IX. Reserve Fund

Beginning of Reserve Balance		5,882,599.52
Letter of Credit		50,000,000.00
Reinvestment Income		11,402.58
Deposits		5,821,732.89
Withdrawals		0.00
Release to Certificate Account		0.00
Ending Reserve Balance		61,715,734.99	11.02%
Reserve Fund Requirement		78,412,438.10	14.00%
Cash Reserve		11,715,734.99	2.09%

X. (RESERVED)

Servicer’s Certificate
Drive 2007-3

Distribution Date	12/17/2007
Period No	2
Collection Period:	11/1/2007 - 11/30/2007
XI. Triggers

1. Insolvency				No
2. Unremedied Breach				No
3. Insurance Policy Payment				No
4. Cessation of Valid Perfected Security Interest				No
					Average	Current Month	Previous Month	Previous Month
5. Both				No
(i) Average Delinquency Ratio (last 3 months) Limit:			6.42		1.23	3.53	0.16	0.00
(ii) Modified Cumulative Net Loss Limit:			4.29			1.81
6. Cumulative Net Loss Ratio	Limit:		4.29	No		0.07
7. Extension Ratio	Limit:		4.00	No	0.01	0.02	0.00	0.00
8. Master Servicer’s Tangible Net Worth	Limit:		N/A	No	N/A
9. Master Servicer’s Net Loss				No
10. Unsatisfied Judgment				No
11. Assignment of Rights of Sponsor or Master Servicer				No
12. IRS or ERISA Lien				No
13. Warehouse Facility Compliance				No
14. Banco Santander Central Hispano, S.A. fails to own at least 51% of Master Servicer				No
15. Servicer Payment Default				No
16. Event of Default or Termination Event				No

XII. Reserve Event

					Average	Current Month	Previous Month	Previous Month
1. Delinquency	Limit:	6.42		No	1.23	3.53	0.16	0.00
2. Cumulative Net Loss	Limit:	3.69		No		0.07

XIII. Monthly Remittance Condition Satisfied				Yes

Santander Consumer USA Inc., as Servicer
By:	/s/ Mark McCastlain
Name:	Mark McCastlain
Title:	Vice President
Date:	December 10, 2007

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